UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
High Income Fund of BlackRock Bond Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

BlackRock High Income Fund
Schedule of Investments December 31, 2010 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Automobiles — 0.1%
General Motors Co. (a)	38,560	$ 1,421,322
Building Products — 0.3%
Masonite Worldwide Holdings (a)	77,021	2,503,183
Chemicals — 0.1%
LyondellBasell Industries NV,
Class A (a)	13,637	469,113
Commercial Banks — 0.1%
CIT Group, Inc. (a)	25,340	1,193,514
Communications
Equipment — 0.4%
Loral Space & Communications
Ltd. (a)	51,986	3,976,929
Construction Materials — 0.0%
Nortek, Inc. (a)	4,680	168,480
Diversified Financial
Services — 0.3%
Bank of America Corp.	200,000	2,668,000
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	852,625	13,983
Food Products — 0.1%
Zhongpin, Inc. (a)	42,933	875,833
Health Care Equipment &
Supplies — 0.1%
Zimmer Holdings, Inc. (a)	17,227	924,745
Hotels, Restaurants &
Leisure — 0.0%
Buffets Restaurants Holdings,
Inc. (a)	3,546	12,411
Household Durables — 0.1%
Pulte Group, Inc. (a)	159,563	1,199,914
Insurance — 0.0%
Assured Guaranty Ltd.	5,000	88,500
Machinery — 0.1%
Navistar International Corp. (a)	19,976	1,156,810
Media — 0.0%
Clear Channel Outdoor Holdings,
Inc., Class A (a)	15,733	220,891
Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd. (a)	601,773	1,815,668
Ainsworth Lumber Co. Ltd. (a)(b)	691,101	2,085,189

Common Stocks		Shares	Value
Paper & Forest Products (concluded)
Western Forest Products, Inc. (a)		1,280,355	$ 1,030,156
Western Forest Products, Inc. (a)(b)		330,542	265,949
			5,196,962
Semiconductors & Semiconductor
Equipment — 0.3%
Spansion, Inc., Class A (a)		161,981	3,353,007
SunPower Corp., Class B (a)		2,142	26,582
			3,379,589
Software — 0.2%
Bankruptcy Management
Solutions, Inc. (a)		2,622	9,178
HMH Holdings/EduMedia (a)		350,136	1,750,680
			1,759,858
Wireless Telecommunication
Services — 0.2%
FiberTower Corp. (a)		396,744	1,769,478
Total Common Stocks – 2.9%			28,999,515
		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.4%
DynCorp International, Inc.,
10.38%, 7/01/17 (b)	USD	555	568,875
GeoEye, Inc., 9.63%, 10/01/15		710	802,300
Kratos Defense & Security
Solutions, Inc., 10.00%,
6/01/17		2,320	2,569,400
			3,940,575
Air Freight & Logistics — 0.6%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		2,864	2,864,013
Series 2, 12.38%, 10/08/15		2,891	2,891,008
			5,755,021
Airlines — 1.1%
Air Canada, 9.25%, 8/01/15 (b)		3,730	3,916,500
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16		2,300	2,518,036
United Air Lines, Inc., 12.75%,
7/15/12		3,863	4,316,610
			10,751,146
Auto Components — 1.1%
Allison Transmission, Inc., 11.00%,
11/01/15 (b)		1,620	1,765,800

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	USD	US Dollar
FKA	Formerly Known As

BLACKROCK BOND FUND, INC. DECEMBER 31, 2010 1

BlackRock High Income Fund
Schedule of Investments(continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Auto Components (concluded)
Delphi International Holdings
Unsecured, 12.00%, 10/06/14 USD		321	$ 336,601
Icahn Enterprises LP, 8.00%,
1/15/18		8,995	8,995,000
			11,097,401
Beverages — 0.3%
Cott Beverages, Inc., 8.13%,
9/01/18		1,032	1,111,980
Crown European Holdings SA,
7.13%, 8/15/18 (b)	EUR	1,560	2,173,239
			3,285,219
Biotechnology — 0.3%
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14 (c)	USD	1,260	1,093,050
QHP Pharma, 10.25%,
3/15/15 (b)		2,101	2,118,329
			3,211,379
Building Products — 1.5%
Associated Materials LLC, 9.13%,
11/01/17 (b)		1,620	1,692,900
Building Materials Corp. of America (b):
6.88%, 8/15/18		1,550	1,534,500
7.00%, 2/15/20		1,660	1,705,650
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		630	683,550
9.00%, 1/15/21 (b)		5,165	5,449,075
Ply Gem Industries, Inc., 11.75%,
6/15/13		3,985	4,263,950
			15,329,625
Capital Markets — 0.6%
American Capital Ltd., 8.96%,
12/31/13		1,930	1,993,748
E*Trade Financial Corp. (c)(d):
3.63%, 8/31/19 (b)		831	1,285,973
Series A, 3.96%, 8/31/19		26	40,235
KKR Group Finance Co., 6.38%,
9/29/20 (b)(e)(f)		2,545	2,534,125
			5,854,081
Chemicals — 3.9%
American Pacific Corp., 9.00%,
2/01/15		3,100	3,053,500
CF Industries, Inc.:
6.88%, 5/01/18		2,440	2,610,800
7.13%, 5/01/20		540	591,300
Celanese US Holdings LLC, 6.63%,
10/15/18 (b)		2,315	2,390,237
Chemtura Corp., 7.88%,
9/01/18 (b)		1,865	1,981,562
Georgia Gulf Corp., 9.00%,
1/15/17 (b)		715	775,775
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		1,300	1,389,375
9.00%, 11/15/20 (b)		1,730	1,829,475
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	1,245	1,696,979
8.63%, 3/15/21	USD	1,875	2,025,000

		Par
Corporate Bonds		(000)	Value
Chemicals (concluded)
Ineos Finance Plc, 9.00%,
5/15/15 (b)	USD	1,700	$ 1,808,375
Koppers, Inc., 7.88%, 12/01/19		1,825	1,957,313
MacDermid, Inc., 9.50%,
4/15/17 (b)		2,460	2,595,300
NOVA Chemicals Corp., 8.63%,
11/01/19		2,500	2,731,250
Nalco Co.:
8.25%, 5/15/17		1,620	1,755,675
6.63%, 1/15/19 (b)		1,220	1,247,450
OXEA Finance/Cy SCA, 9.50%,
7/15/17 (b)		2,348	2,544,645
Omnova Solutions, Inc., 7.88%,
11/01/18 (b)		1,670	1,682,525
PolyOne Corp., 7.38%, 9/15/20		840	870,450
Rhodia SA, 6.88%, 9/15/20 (b)		1,220	1,236,775
Solutia, Inc., 8.75%, 11/01/17		965	1,056,675
TPC Group LLC, 8.25%,
10/01/17 (b)		1,225	1,283,188
			39,113,624
Commercial Banks — 2.9%
CIT Group, Inc.:
7.00%, 5/01/14		1,390	1,403,900
7.00%, 5/01/16		13,088	13,137,153
7.00%, 5/01/17		10,776	10,803,244
Glitnir Banki HF (a)(g):
4.76%, 4/20/10 (b)		507	150,832
6.38%, 9/25/12 (b)		3,050	907,375
Series EMTN, 5.07%,
1/27/10	EUR	1,700	681,517
Series EMTN, 3.00%,
6/30/10		1,690	677,509
Series GMTN, 4.38%,
2/05/10		220	88,196
HSH Nordbank AG (h):
1.35%, 2/14/17		250	157,734
4.38%, 2/14/17		1,500	1,014,311
			29,021,771
Commercial Services &
Supplies — 1.3%
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (b)	USD	1,930	1,954,125
International Lease Finance Corp.,
8.25%, 12/15/20		1,637	1,686,110
Mobile Mini, Inc., 7.88%,
12/01/20 (b)		800	828,000
RSC Equipment Rental, Inc.,
10.00%, 7/15/17 (b)		2,900	3,262,500
West Corp. (b):
8.63%, 10/01/18		3,585	3,800,100
7.88%, 1/15/19		1,425	1,449,937
			12,980,772
Computers & Peripherals — 0.2%
EMC Corp., 1.75%, 12/01/13 (c)		600	903,750
SanDisk Corp., 1.50%, 8/15/17 (c)		1,390	1,568,963
			2,472,713
Construction Materials — 0.8%
Nortek, Inc.:
11.00%, 12/01/13		3,611	3,845,501

2 BLACKROCK BOND FUND, INC. DECEMBER 31, 2010

BlackRock High Income Fund
Schedule of Investments(continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Construction Materials (concluded)
Nortek, Inc. (concluded):
10.00%, 12/01/18 (b)	USD	3,900	$ 4,026,750
			7,872,251
Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%,
2/01/17 (b)		1,810	1,900,500
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		570	636,952
6.63%, 8/15/17		2,750	2,890,225
			5,427,677
Containers & Packaging — 4.2%
Ardagh Packaging Finance Plc,
7.38%, 10/15/17 (b)	EUR	1,510	2,032,960
Ball Corp.:
7.38%, 9/01/19	USD	300	322,500
6.75%, 9/15/20		580	609,000
Berry Plastics Corp.:
8.25%, 11/15/15		590	625,400
9.75%, 1/15/21 (b)		2,580	2,554,200
Beverage Packaging Holdings
Luxembourg II SA, 8.00%,
12/15/16	EUR	2,885	3,855,251
Cascades, Inc., 7.75%, 12/15/17	USD	2,250	2,345,625
Crown Americas LLC, 7.63%,
5/15/17		3,480	3,741,000
Graham Packaging Co. LP, 8.25%,
10/01/18		980	1,029,000
Graphic Packaging International, Inc.:
9.50%, 6/15/17		3,425	3,737,531
7.88%, 10/01/18		1,545	1,618,387
Greif, Inc., 7.75%, 8/01/19		1,155	1,264,725
Impress Holdings BV, 3.41%,
9/15/13 (b)(h)		1,770	1,761,150
OI European Group BV, 6.88%,
3/31/17	EUR	1,015	1,410,608
Owens-Brockway Glass Container,
Inc., 7.38%, 5/15/16	USD	1,890	2,008,125
Pregis Corp., 12.38%, 10/15/13		4,485	4,395,300
Rock-Tenn Co., 9.25%, 3/15/16		740	806,600
Sealed Air Corp., 7.88%, 6/15/17		3,200	3,519,034
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	1,184	1,645,477
7.75%, 11/15/19		1,714	2,404,955
			41,686,828
Diversified Financial
Services — 5.1%
Ally Financial Inc.:
7.50%, 12/31/13	USD	210	225,225
2.50%, 12/01/14 (h)		3,561	3,313,300
6.25%, 12/01/17 (b)(f)		3,810	3,810,000
8.00%, 3/15/20		4,283	4,679,177
7.50%, 9/15/20 (b)		7,120	7,467,100
8.00%, 11/01/31 (f)		6,400	6,896,000
8.00%, 11/01/31		1,140	1,219,463
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		1,650	1,695,375
FCE Bank Plc:
7.13%, 1/15/13	EUR	1,250	1,745,553
9.38%, 1/17/14		700	1,040,651

		Par
Corporate Bonds		(000)	Value
Diversified Financial Services
(concluded)
Leucadia National Corp., 8.13%,
9/15/15 (f)	USD	2,600	$ 2,834,000
Reynolds Group DL Escrow, Inc. :
7.75%, 10/15/16	EUR	1,035	1,445,318
7.75%, 10/15/16 (b)	USD	3,415	3,611,363
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	1,650	2,304,131
7.13%, 4/15/19	USD	2,130	2,167,275
9.00%, 4/15/19		3,185	3,300,456
Southern Star Central Corp.,
6.75%, 3/01/16 (b)		2,090	2,110,900
Sunrise Communications Holdings
SA, 8.50%, 12/31/18 (b)	EUR	698	977,049
Sunrise Communications
International SA, 7.00%,
12/31/17 (b)		545	761,061
			51,603,397
Diversified Telecommunication
Services — 1.7%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12	USD	5,230	5,112,325
Frontier Communications Corp.:
8.25%, 4/15/17		645	707,887
8.50%, 4/15/20		1,300	1,420,250
ITC Deltacom, Inc., 10.50%,
4/01/16		1,710	1,859,625
Level 3 Communications, Inc.,
6.50%, 10/01/16 (c)		490	528,588
Level 3 Financing, Inc., 5.50%,
11/01/14		470	466,475
Qwest Communications
International, Inc., 8.00%,
10/01/15		2,500	2,687,500
tw telecom holdings, Inc., 8.00%,
3/01/18		1,720	1,827,500
Windstream Corp., 7.88%,
11/01/17		2,680	2,817,350
			17,427,500
Electric Utilities — 0.7%
Elwood Energy LLC, 8.16%,
7/05/26		1,230	1,199,094
IPALCO Enterprises, Inc.:
8.63%, 11/14/11		1,500	1,556,250
7.25%, 4/01/16 (b)(f)		3,640	3,885,700
			6,641,044
Electronic Equipment, Instruments
& Components — 0.4%
CDW LLC, 8.00%, 12/15/18 (b)		2,080	2,121,600
NXP BV, 3.05%, 10/15/13 (h)		1,860	1,832,100
			3,953,700
Energy Equipment &
Services — 1.2%
Calfrac Holdings LP, 7.50%,
12/01/20 (b)		895	906,187
Cie Generale de Geophysique-
Veritas, 9.50%, 5/15/16		1,045	1,139,050
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17		1,945	1,993,625

BLACKROCK BOND FUND, INC. DECEMBER 31, 2010 3

BlackRock High Income Fund
Schedule of Investments(continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Energy Equipment & Services
(concluded)
Exterran Holdings, Inc., 7.25%,
12/01/18 (b)	USD	1,630	$ 1,621,850
Frac Tech Services LLC, 7.13%,
11/15/18 (b)		2,270	2,304,050
Global Geophysical Services, Inc.,
10.50%, 5/01/17		330	328,350
Precision Drilling Corp., 6.63%,
11/15/20 (b)		515	524,013
Pride International, Inc., 6.88%,
8/15/20		605	627,688
Thermon Industries, Inc., 9.50%,
5/01/17 (b)		2,450	2,609,250
Trinidad Drilling Ltd., 7.88%,
1/15/19 (b)		305	312,787
			12,366,850
Food & Staples Retailing — 0.6%
AmeriQual Group LLC, 9.50%,
4/01/12 (b)		2,310	2,263,800
Rite Aid Corp., 8.00%, 8/15/20		3,600	3,748,500
			6,012,300
Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		960	1,010,400
DGS International Finance Co.,
10.00%, 6/01/07 (a)(b)(g)		20,000	2
Darling International, Inc., 8.50%,
12/15/18 (b)		890	927,825
Reddy Ice Corp., 11.25%,
3/15/15		1,880	1,922,300
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)		390	449,475
			4,310,002
Health Care Equipment &
Supplies — 0.8%
DJO Finance LLC, 10.88%,
11/15/14		4,605	5,025,206
Hologic, Inc., 2.00%,
12/15/37 (c)(i)		2,760	2,584,050
			7,609,256
Health Care Providers &
Services — 1.9%
DaVita, Inc., 6.38%, 11/01/18		1,450	1,442,750
Gentiva Health Services Inc.,
11.50%, 9/01/18		1,930	2,103,700
HCA, Inc.:
8.50%, 4/15/19		1,370	1,500,150
7.25%, 9/15/20		2,550	2,664,750
inVentiv Health Inc., 10.00%,
8/15/18 (b)		1,135	1,137,837
Omnicare Inc., 3.75%,
12/15/25 (c)		890	992,350
Tenet Healthcare Corp.:
9.00%, 5/01/15		4,814	5,343,540
10.00%, 5/01/18		1,084	1,262,860
8.88%, 7/01/19		2,299	2,597,870
			19,045,807
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (b)		6,660	7,725,600

		Par
Corporate Bonds		(000)	Value
Health Care Technology (concluded)
MedAssets, Inc., 8.00%,
11/15/18 (b)	USD	605	$ 608,025
			8,333,625
Hotels, Restaurants &
Leisure — 2.7%
Boyd Gaming Corp., 9.13%,
12/01/18 (b)		2,130	2,103,375
Diamond Resorts Corp., 12.00%,
8/15/18 (b)		4,160	4,160,000
Enterprise Inns Plc, 6.50%,
12/06/18	GBP	1,778	2,383,973
Fontainebleau Las Vegas Holdings
LLC, 10.25%, 6/15/15 (a)(b)(g)	USD	225	788
Harrah's Operating Co., Inc.,
10.00%, 12/15/18		6,845	6,246,062
Little Traverse Bay Bands, 9.00%,
8/31/20 (b)		1,956	1,613,700
MGM Resorts International,
10.38%, 5/15/14		1,850	2,076,625
Marina District Finance Co., Inc.,
9.88%, 8/15/18 (b)		990	975,150
Travelport LLC:
4.92%, 9/01/14 (h)		600	531,000
9.88%, 9/01/14		930	905,587
9.00%, 3/01/16		440	426,250
11.88%, 9/01/16		100	98,250
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14 (a)(g)		405	207
Virgin River Casino Corp., 9.00%,
1/15/12 (a)(g)		8,165	3,837,550
Waterford Gaming LLC, 8.63%,
9/15/14 (b)		2,578	1,634,452
			26,992,969
Household Durables — 2.7%
Ashton Woods USA LLC, 14.74%
6/30/15 (b)(j)		4,220	2,341,989
Beazer Homes USA Inc., 9.13%,
5/15/19 (b)		360	342,000
Beazer Homes USA, Inc.:
8.13%, 6/15/16		1,355	1,331,288
12.00%, 10/15/17		2,000	2,305,000
9.13%, 6/15/18		4,580	4,442,600
K. Hovnanian Enterprises, Inc.,
10.63%, 10/15/16		3,450	3,536,250
Pulte Homes, Inc., 6.38%,
5/15/33		300	226,500
Ryland Group Inc., 6.63%,
5/01/20		3,255	3,206,175
Standard Pacific Corp.:
10.75%, 9/15/16		3,845	4,431,362
8.38%, 5/15/18		785	785,000
8.38%, 5/15/18 (b)		1,760	1,760,000
8.38%, 1/15/21 (b)		2,565	2,488,050
			27,196,214
Household Products — 0.1%
Armored AutoGroup, Inc., 9.25%,
11/01/18 (b)		915	908,138

4 BLACKROCK BOND FUND, INC. DECEMBER 31, 2010

BlackRock High Income Fund
Schedule of Investments(continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
IT Services — 1.4%
First Data Corp.:
9.88%, 9/24/15	USD	160	$ 152,400
10.55%, 9/24/15 (k)		342	314,659
8.25%, 1/15/21 (b)		4,382	4,206,720
12.63%, 1/15/21 (b)		4,491	4,288,905
8.38%, 1/15/22 (b)(k)		827	800,122
iPayment Investors LP, 12.75%,
7/15/14 (b)(k)		591	509,761
SunGard Data Systems, Inc. (b):
7.38%, 11/15/18		1,750	1,758,750
7.63%, 11/15/20		2,190	2,217,375
			14,248,692
Independent Power Producers &
Energy Traders — 3.2%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (b)		4,000	4,250,000
Calpine Corp., 7.50%, 2/15/21 (b)		1,735	1,708,975
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)		10,880	11,193,050
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20		3,920	4,042,590
Infinis Plc, 9.13%, 12/15/14 (b)	GBP	1,205	1,982,032
NRG Energy, Inc.:
7.25%, 2/01/14	USD	3,035	3,095,700
7.38%, 2/01/16		1,700	1,742,500
8.50%, 6/15/19		3,540	3,655,050
			31,669,897
Industrial Conglomerates — 1.4%
Sequa Corp. (b):
11.75%, 12/01/15		4,080	4,365,600
13.50%, 12/01/15 (k)		8,527	9,219,479
			13,585,079
Insurance — 0.5%
CNO Financial Group Inc., 9.00%,
1/15/18 (b)		863	897,520
ING Verzekeringen NV, 6.38%,
5/07/27 (h)	EUR	2,000	2,405,356
USI Holdings Corp., 4.16%,
11/15/14 (b)(h)	USD	1,530	1,338,750
			4,641,626
Machinery — 1.7%
Navistar International Corp.:
3.00%, 10/15/14 (c)		6,770	9,037,950
8.25%, 11/01/21		940	1,010,500
Oshkosh Corp., 8.25%, 3/01/17		2,950	3,208,125
Titan International, Inc. (b):
5.63%, 1/15/17 (c)		1,050	2,205,000
7.88%, 10/01/17		1,800	1,899,000
			17,360,575
Marine — 0.9%
Horizon Lines, Inc., 4.25%,
8/15/12 (c)		9,770	9,000,612
Media — 9.3%
AMC Entertainment Holdings, Inc.,
9.75%, 12/01/20 (b)		1,220	1,268,800
Affinion Group, Inc., 7.88%,
12/15/18 (b)		835	814,125

		Par
Corporate Bonds		(000)	Value
Media (continued)
CCH II LLC, 13.50%, 11/30/16	USD	3,052	$ 3,640,057
CCO Holdings LLC / CCO Holdings
Capital Corp:
7.88%, 4/30/18		2,020	2,090,700
8.13%, 4/30/20		2,020	2,126,050
CET 21 spol sro, 9.00%,
11/01/17 (b)		611	840,979
Catalina Marketing Corp., 10.50%,
10/01/15 (b)(k)		2,195	2,348,650
Central European Media
Enterprises Ltd., 11.63%,
9/15/16 (b)	EUR	1,388	1,882,619
Checkout Holding Corp., 14.74%
11/15/15 (b)(d)	USD	3,210	2,002,238
Citadel Broadcasting Corp., 7.75%,
12/15/18 (b)		945	978,075
Clear Channel Worldwide Holdings,
Inc., Series B, 9.25%,
12/15/17 (f)		15,235	16,682,325
DISH DBS Corp., 7.00%, 10/01/13		1,060	1,131,550
Gray Television, Inc., 10.50%,
6/29/15		960	967,200
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (h)		980	814,625
9.50%, 5/15/15 (b)		1,180	1,121,000
Interactive Data Corp., 10.25%,
8/01/18 (b)		4,010	4,390,950
Liberty Global, Inc., 4.50%,
11/15/16 (c)		1,770	2,628,450
Liberty Media Corp., 3.13%,
3/30/23 (c)		2,775	3,111,469
Live Nation Entertainment, Inc.,
8.13%, 5/15/18 (b)		1,800	1,822,500
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (b)		1,735	1,821,750
Nielsen Finance LLC:
11.63%, 2/01/14		1,330	1,539,475
15.09%, 8/01/16 (j)		380	399,000
7.75%, 10/15/18 (b)		7,685	7,953,975
ProQuest LLC, 9.00%,
10/15/18 (b)		1,940	1,998,200
ProtoStar I Ltd., 18.00%,
10/15/12 (b)		3,928	39,281
Rainbow National Services LLC,
10.38%, 9/01/14 (b)		3,723	3,862,612
Regal Entertainment Group,
9.13%, 8/15/18		1,310	1,395,150
TL Acquisitions, Inc., 10.50%,
1/15/15 (b)		2,340	2,416,050
UPC Germany GmbH (b):
8.13%, 12/01/17		3,365	3,516,425
8.13%, 12/01/17	EUR	1,578	2,232,581
9.63%, 12/01/19		2,490	3,660,150
UPC Holding BV, 9.88%,
4/15/18 (b)	USD	1,000	1,095,000
UPCB Finance Ltd., 7.63%,
1/15/20 (b)	EUR	1,021	1,432,590
Unitymedia GmbH, 9.63%,
12/01/19		719	1,056,887
Unitymedia Hessen GmbH & Co.
KG, 8.13%, 12/01/17		720	1,018,668
Univision Communications, Inc.,
7.88%, 11/01/20 (b)	USD	1,700	1,785,000

BLACKROCK BOND FUND, INC. DECEMBER 31, 2010 5

BlackRock High Income Fund
Schedule of Investments(continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Media (concluded)
Ziggo Bond Co. BV, 8.00%,
5/15/18 (b)	EUR	1,426	$ 1,967,508
Ziggo Finance BV, 6.13%,
11/15/17 (b)		2,940	3,899,282
			93,751,946
Metals & Mining — 4.4%
Aleris International, Inc., 10.00%,
12/15/16 (a)(g)	USD	4,700	11,797
Arch Western Finance LLC, 6.75%,
7/01/13		891	899,910
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		3,400	3,629,500
7.38%, 2/15/16		3,510	3,637,238
FMG Resources August 2006
Property Ltd. (b):
7.00%, 11/01/15		4,840	4,961,000
6.88%, 2/01/18		3,150	3,134,250
Goldcorp, Inc., 2.00%, 8/01/14 (c)		2,305	2,814,981
New World Resources NV:
7.38%, 5/15/15	EUR	865	1,155,907
7.88%, 5/01/18		1,229	1,691,758
Newmont Mining Corp., Series A,
1.25%, 7/15/14 (c)(e)	USD	1,565	2,243,819
Novelis Inc., 8.75%, 12/15/20 (b)		12,835	13,316,312
RathGibson, Inc., 11.25%,
2/15/14 (a)(g)		6,665	46,988
Ryerson, Inc.:
7.66%, 11/01/14 (h)		1,670	1,553,100
12.00%, 11/01/15		650	680,875
Steel Dynamics, Inc.:
7.38%, 11/01/12		480	506,400
7.63%, 3/15/20 (b)		270	288,900
United States Steel Corp., 7.38%,
4/01/20		620	635,500
Vedanta Resources Plc, 9.50%,
7/18/18 (b)		2,925	3,199,219
			44,407,454
Multiline Retail — 0.8%
Dollar General Corp., 11.88%,
7/15/17 (k)		7,112	8,232,140
Oil, Gas & Consumable
Fuels — 9.7%
Arch Coal, Inc., 7.25%, 10/01/20		3,340	3,523,700
Atlas Energy Operating Co. LLC,
12.13%, 8/01/17		2,100	2,656,500
Berry Petroleum Co.:
8.25%, 11/01/16		2,625	2,736,562
6.75%, 11/01/20		875	879,375
Bill Barrett Corp., 9.88%, 7/15/16		210	230,475
Carrizo Oil & Gas, Inc., 8.63%,
10/15/18 (b)		835	860,050
Chesapeake Energy Corp.:
6.50%, 8/15/17		1,200	1,206,000
6.63%, 8/15/20 (f)		5,495	5,412,575
2.25%, 12/15/38 (c)		3,550	2,764,562
Cimarex Energy Co., 7.13%,
5/01/17		1,205	1,250,188

		Par
Corporate Bonds		(000)	Value
Oil, Gas & Consumable Fuels (concluded)
Coffeyville Resources LLC, 9.00%,
4/01/15 (b)	USD	1,138	$ 1,217,660
Concho Resources Inc./Midland
TX, 7.00%, 1/15/21		1,510	1,547,750
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		835	903,888
10.25%, 12/15/15		4,500	4,522,500
Consol Energy, Inc., 8.25%,
4/01/20 (b)(f)		5,000	5,400,000
Continental Resources Inc., 7.13%,
4/01/21 (b)		1,430	1,501,500
Crosstex Energy LP, 8.88%,
2/15/18		485	519,556
Denbury Resources, Inc.:
7.50%, 12/15/15		750	776,250
9.75%, 3/01/16		1,895	2,112,925
8.25%, 2/15/20		2,021	2,192,785
Energy Transfer Equity LP, 7.50%,
10/15/20		530	545,900
Energy XXI Gulf Coast, Inc., 9.25%,
12/15/17 (b)		1,560	1,622,400
Forest Oil Corp., 8.50%,
2/15/14		1,110	1,212,675
Hilcorp Energy I LP (b):
8.00%, 2/15/20		2,980	3,155,075
7.63%, 4/15/21		2,830	2,921,975
Linn Energy LLC (b):
8.63%, 4/15/20		4,750	5,118,125
7.75%, 2/01/21		2,305	2,362,625
MarkWest Energy Partners LP,
6.75%, 11/01/20		960	960,000
Massey Energy Co., 6.88%,
12/15/13		1,370	1,387,125
Niska Gas Storage US LLC, 8.88%,
3/15/18 (b)		6,000	6,420,000
OPTI Canada, Inc. (b):
9.00%, 12/15/12		7,000	7,017,500
9.75%, 8/15/13		3,900	3,900,000
Penn Virginia Resource Partners
LP, 8.25%, 4/15/18		2,280	2,348,400
Petrohawk Energy Corp.:
10.50%, 8/01/14		1,430	1,630,200
7.88%, 6/01/15		2,795	2,910,294
7.25%, 8/15/18		840	848,400
Range Resources Corp.:
6.38%, 3/15/15		1,840	1,876,800
6.75%, 8/01/20		1,140	1,175,625
Swift Energy Co., 7.13%, 6/01/17		1,700	1,704,250
Teekay Corp., 8.50%, 1/15/20		2,860	3,113,825
Trafigura Beheer BV, 6.38%,
4/08/15	EUR	1,020	1,284,660
Whiting Petroleum Corp., 6.50%,
10/01/18	USD	1,425	1,439,250
			97,169,905
Paper & Forest Products — 2.7%
APP Finance II Mauritius Ltd.,
12.00%, (a)(g)(l)		21,000	105
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (b)(k)		5,722	5,321,044
Boise Cascade LLC, 7.13%,
10/15/14		1,985	1,940,338

6 BLACKROCK BOND FUND, INC. DECEMBER 31, 2010

BlackRock High Income Fund
Schedule of Investments(continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Paper & Forest Products (concluded)
Boise Paper Holdings LLC:
9.00%, 11/01/17	USD	1,455	$ 1,589,588
8.00%, 4/01/20		1,195	1,278,650
Clearwater Paper Corp.:
10.63%, 6/15/16		1,865	2,130,762
7.13%, 11/01/18 (b)		1,140	1,177,050
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)		1,625	1,834,219
NewPage Corp., 11.38%,
12/31/14		8,000	7,520,000
PH Glatfelter Co., 7.13%,
5/01/16 (b)		910	942,988
Verso Paper Holdings LLC:
11.50%, 7/01/14		2,195	2,409,012
Series B, 4.04%, 8/01/14 (h)		851	765,900
			26,909,656
Pharmaceuticals — 1.3%
Angiotech Pharmaceuticals, Inc.,
4.05%, 12/01/13 (h)		4,195	3,455,631
ConvaTec Healthcare E SA:
7.38%, 12/15/17 (b)	EUR	1,600	2,164,820
10.50%, 12/15/18 (b)	USD	1,750	1,774,063
Novasep Holding SAS, 9.63%,
12/15/16 (b)	EUR	2,724	2,548,074
Valeant Pharmaceuticals
International (b):
6.75%, 10/01/17	USD	1,465	1,457,675
7.00%, 10/01/20		1,860	1,836,750
			13,237,013
Professional Services — 0.3%
FTI Consulting, Inc., 6.75%,
10/01/20 (b)		2,625	2,605,312
Real Estate Management &
Development — 0.0%
IVG Immobilien AG, 8.00%, (h)(l)	EUR	500	496,105
Road & Rail — 1.4%
Avis Budget Car Rental LLC:
9.63%, 3/15/18	USD	2,185	2,354,337
8.25%, 1/15/19 (b)		2,095	2,115,950
The Hertz Corp. (b):
7.50%, 10/15/18		1,175	1,219,063
7.38%, 1/15/21		1,815	1,833,150
Hertz Holdings Netherlands BV,
8.50%, 7/31/15 (b)	EUR	3,030	4,352,692
Syncreon Global Ireland Ltd.,
9.50%, 5/01/18 (b)	USD	2,490	2,527,350
			14,402,542
Semiconductors & Semiconductor
Equipment — 0.3%
Advanced Micro Devices, Inc.,
7.75%, 8/01/20 (b)		1,180	1,224,250
Linear Technology Corp., Series A,
3.00%, 5/01/27 (c)		1,085	1,150,100
Spansion LLC, 7.88%,
11/15/17 (b)		1,030	1,019,700
			3,394,050

		Par
Corporate Bonds		(000)	Value
Specialty Retail — 0.8%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20 (b)	USD	1,220	$ 1,259,650
Michaels Stores, Inc., 7.75%,
11/01/18 (b)		1,030	1,027,425
Petco Animal Supplies, Inc.,
9.25%, 12/01/18 (b)		1,890	1,991,587
United Auto Group, Inc., 7.75%,
12/15/16		3,190	3,253,800
			7,532,462
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc., 3.00%,
11/15/17 (c)		1,840	1,800,900
Tobacco — 0.3%
Vector Group Ltd., 11.00%,
8/15/15		2,900	2,987,000
Trading Companies &
Distributors — 0.1%
Interline Brands Inc., 7.00%,
11/15/18 (b)		930	943,950
Wireless Telecommunication
Services — 4.9%
Clearwire Communications LLC (b):
12.00%, 12/01/15		2,335	2,515,962
12.00%, 12/01/17		4,520	4,678,200
Cricket Communications, Inc.:
10.00%, 7/15/15 (f)		3,620	3,877,925
7.75%, 5/15/16		3,930	4,077,375
Digicel Group Ltd. (b):
8.88%, 1/15/15		3,250	3,282,500
9.13%, 1/15/15		3,160	3,199,500
8.25%, 9/01/17		3,210	3,290,250
10.50%, 4/15/18		2,200	2,420,000
FiberTower Corp., 9.00%,
1/01/16 (b)(k)		1,519	1,351,275
Intelsat Jackson Holdings SA,
7.25%, 10/15/20 (b)		1,530	1,545,300
iPCS, Inc., 2.41%, 5/01/13 (h)		6,810	6,554,625
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		2,400	2,490,000
6.63%, 11/15/20 (b)		2,510	2,390,775
NII Holdings, Inc., 3.13%,
6/15/12 (c)		500	490,625
Sprint Capital Corp., 6.88%,
11/15/28		5,796	5,071,500
Syniverse Holdings Inc., 9.13%,
1/15/19 (b)		1,470	1,517,775
			48,753,587
Total Corporate Bonds – 84.4%			847,331,388
Floating Rate Loan Interests (h)
Capital Markets — 0.1%
Marsico Parent Co., LLC, Term
Loan, 5.31%, 12/15/14		1,130	849,018

BLACKROCK BOND FUND, INC. DECEMBER 31, 2010 7

BlackRock High Income Fund
Schedule of Investments(continued)

(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (h)		(000)	Value
Commercial Services &
Supplies — 0.6%
AWAS Aviation Capital Ltd., Term
Loan B, 7.75%, 6/10/16	USD	2,450	$ 2,492,875
Centerplate, Inc., Term Loan B,
10.50% - 10.75%, 8/24/16		3,890	3,897,564
			6,390,439
Consumer Finance — 0.7%
American General Finance Corp.,
Term Loan, 7.25%, 4/21/15		6,500	6,585,312
Diversified Telecommunication
Services — 0.2%
Hawaiian Telcom Communications,
Inc., Tranche C Term Loan,
9.00%, 10/28/15		2,393	2,405,133
Electric Utilities — 0.2%
New Development Holdings LLC,
7.00%, 7/03/17		1,823	1,851,787
Food Products — 0.3%
Advance Pierre Foods, Term Loan
(Second Lien), 11.25%,
9/29/17		3,100	3,131,000
Health Care Providers &
Services — 0.6%
Harden Healthcare, Term Loan A.:
8.50%, 2/22/15		1,260	1,235,112
7.75%, 3/02/15		2,385	2,336,810
inVentiv Health, Inc., Term Loan B,
7.00%, 7/31/16		2,587	2,603,169
			6,175,091
Hotels, Restaurants &
Leisure — 0.9%
Travelport LLC (FKA Travelport,
Inc.), Loan, 8.28%, 3/27/12		10,580	9,548,738
Household Durables — 0.4%
Visant Holding Corp., Term Loan B,
7.00%, 12/20/16		3,691	3,729,197
IT Services — 0.3%
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.01%, 9/24/14		560	516,415
Initial Tranche B-2 Term Loan,
3.01%, 9/24/14		1,605	1,479,007
Initial Tranche B-3 Term Loan,
3.01%, 9/24/14		1,405	1,295,946
			3,291,368
Independent Power Producers &
Energy Traders — 0.3%
Texas Competitive Electric
Holdings Co., LLC (TXU), Initial
Tranche B-3 Term Loan, 3.76%,
10/10/14		4,486	3,454,750

		Par
Floating Rate Loan Interests (h)		(000)	Value
Leisure Equipment &
Products — 0.3%
EB Sports Corp., Loan, 11.50%,
5/01/12	USD	2,830	$ 2,773,305
Media — 2.3%
HMH Publishing Co., Ltd., Tranche
A Term Loan, 5.76%, 6/12/14		2,736	2,528,657
Intelsat Jackson Holdings Ltd.,
5.25% Term Loan B, 3/07/18		14,250	14,379,775
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		5,725	6,111,438
			23,019,870
Multiline Retail — 0.3%
Hema Holding BV, Mezzanine,
9.32%, 1/29/17	EUR	2,652	3,428,778
Oil, Gas & Consumable
Fuels — 1.4%
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/30/15	USD	8,839	8,927,646
Turbo Beta Ltd., Dollar Facility,
14.50%, 3/15/18		9,835	4,917,655
			13,845,301
Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC,
PIK Loan, 6.54% - 7.29%,
2/01/13		4,923	3,938,472
Real Estate Investment Trusts
(REITs) — 0.1%
iStar Financial, Inc., Term Loan
(Second Lien), 1.76%, 6/28/11		925	892,239
Real Estate Management &
Development — 0.7%
Realogy Corp.:
Initial Term Loan B, 3.29%,
10/10/13		2,337	2,187,054
Synthetic Letter of Credit,
3.26%, 10/10/13		361	338,316
Term Loan (Second Lien),
13.50%, 10/15/17		4,375	4,766,016
			7,291,386
Specialty Retail — 0.1%
Claire's Stores, Inc., Term Loan B,
3.04%, 5/29/14		685	634,814
Wireless Telecommunication
Services — 1.1%
Vodafone Americas Finance 2 Inc.,
Initial Loan, 6.88%, 7/30/15		10,500	10,710,000
Total Floating Rate Loan Interests –
11.3%			113,945,998

8 BLACKROCK BOND FUND, INC. DECEMBER 31, 2010

BlackRock High Income Fund
Schedule of Investments(continued)

 (Percentages shown are based on Net Assets)

		Beneficial
		Interest
Other Interests (m)		(000)	Value
Auto Components — 2.2%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests	USD	1	$ 22,219,140
Lear Corp. Escrow :
5.75%		1,800	58,500
8.50%		2,480	80,600
			22,358,240
Hotels, Restaurants &
Leisure — 0.0%
Buffets, Inc.		1,855	185
Household Durables — 0.8%
Stanley Martin, Class B
Membership Units (n)		14	7,588,000
Media — 0.0%
Adelphia Escrow		25,500	255
Adelphia Recovery Trust		31,980	63,961
			64,216
Metals & Mining — 0.2%
Rath Gibson SPV, LLC (n)		421	2,234,979
Total Other Interests – 3.2%			32,245,620
Preferred Securities
		Par
Capital Trusts		(000)
Insurance — 0.3%
American General Institutional
Capital A, 7.57%, 12/01/45 (b)		2,985	2,992,463
Total Capital Trusts – 0.3%			2,992,463
Preferred Stocks		Shares
Auto Components — 0.5%
Dana Holding Corp., 4.00% (b)(c)		34,900	4,981,975
Automobiles — 1.0%
General Motors Co., 4.75% (a)		189,500	10,253,845
Diversified Financial
Services — 0.8%
Citigroup, Inc., 7.50% (c)		56,300	7,695,647
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (c)		48,298	1,351,378
Real Estate Investment Trusts
(REITs) — 0.1%
MPG Office Trust, Inc., Series A,
7.63% (a)(c)		38,549	611,002
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O (a)		120,000	91,200

Preferred Stocks	Shares	Value
Thrifts & Mortgage Finance (concluded)
Freddie Mac, Series Z (a)	310,989	$ 195,612
		286,812
Total Preferred Stocks – 2.5%		25,180,659
Total Preferred Securities – 2.8%		28,173,122
Warrants (o)
Health Care Providers &
Services — 0.0%
HealthSouth Corp. (Expires
1/16/14)	201,408	2
Hotels, Restaurants &
Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14)	1,566	15
Media — 0.0%
Virgin Media, Inc. (Expires
1/13/11)	117,980	2,348
Oil, Gas & Consumable
Fuels — 0.0%
Turbo Cayman Ltd.	6	—
Software — 0.0%
Bankruptcy Management
Solutions, Inc. (Expires 9/29/17)	1,748	17
HMH Holdings/EduMedia (Expires
3/09/17)	53,520	1
		18
Total Warrants – 0.0%		2,383
Total Long-Term Investments
(Cost – $1,107,239,195) – 104.6%		1,050,698,026
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.17% (p)(q)	5,102,332	5,102,332
Total Short-Term Securities
(Cost – $5,102,332) – 0.5%		5,102,332
Total Investments
(Cost – $1,112,341,527*) – 105.1%		1,055,800,358
Liabilities in Excess of Other Assets – (5.1)%		(51,241,833)
Net Assets – 100.0%		$ 1,004,558,525

BLACKROCK BOND FUND, INC. DECEMBER 31, 2010 9

BlackRock High Income Fund

Schedule of Investments(continued)

 * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 1,107,123,364
Gross unrealized appreciation	$ 73,063,790
Gross unrealized depreciation	(124,386,796)
Net unrealized depreciation	$ (51,323,006)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Convertible security.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) All or a portion of security has been pledged as collateral in connection with swaps.
(f) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) Variable rate security. Rate shown is as of report date.
(i) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods.
Rate shown is as of report date.
(j) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(k) Represents a payment-in-kind security which may pay
interest/dividends in additional par/shares.
(l) Security is perpetual in nature and has no stated maturity date.
(m) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(n) The investment is held by a wholly-owned taxable subsidiary of the
Fund.
(o) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(p) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	September 30,	Net	December 31,
Affiliate	2010	Activity	2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	17,574,867	(12,472,535)	5,102,332	$2,962

(q) Represents the current yield as of report date.

10 BLACKROCK BOND FUND, INC. DECEMBER 31, 2010

BlackRock High Income Fund

Schedule of Investments(continued)

•	Foreign currency exchange contracts as of December 31, 2010 were as follows:
							Unrealized
	Currency			Currency		Settlement	Appreciation
	Purchased			Sold	Counterparty	Date	(Depreciation)
	GBP	113,000	USD	176,591	Citibank NA	01/19/11	$ (439)
	USD	1,592,758	CAD	1,605,500	Citibank NA	01/19/11	(21,354)
	USD	4,034,494	EUR	2,910,000	Deutsche Bank AG	01/19/11	145,944
	USD	3,854,338	GBP	2,426,500	Citibank NA	01/19/11	71,753
	EUR	9,545,600	USD	12,569,234	Citibank NA	01/28/11	186,012
	EUR	525,000	USD	693,165	UBS AG	01/28/11	8,363
	USD	2,099,953	EUR	1,602,000	Deutsche Bank AG	01/28/11	(40,709)
	USD	72,148,413	EUR	52,695,000	Deutsche Bank AG	01/28/11	1,735,055
	Total						$ 2,084,625

•	Financial futures contracts sold as of December 31, 2010 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration Date	Value	Depreciation
	324	S&P E-Mini	Chicago Mercantile	March 2011	$ 19,959,794	$ (338,806)

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2010 were as follows:
		Pay			Notional		Unrealized
		Fixed		Expiration	Amount		Appreciation
	Issuer	Rate	Counterparty	Date	(000)		(Depreciation)
	K. Hovnanian	5.00%	Goldman Sachs International	12/20/11	USD	2,240	$ (50,664)
	Enterprises, Inc.
	K. Hovnanian	5.00%	Goldman Sachs International	9/20/13	USD	1,000	(30,047)
	Enterprises, Inc.
	Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	3/20/14	USD	2,000	(460,266)
	Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	USD	1,130	14,465
	iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	USD	900	(134,287)
	Total						$ (660,799)

•	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2010 were as follows:
		Receive			Issuer	Notional		Unrealized
		Fixed		Expiration	Credit	Amount		Appreciation
	Issuer	Rate	Counterparty	Date	Rating[1]	(000)[2]		(Depreciation)
	iStar Financial, Inc.	5.00%	Deutsche Bank AG	9/20/11	CCC-	USD	900	$ 99,515
	Texas Competitive	5.00%	Goldman Sachs International	9/20/12	D	USD	2,000	(74,023)
	Electric Holdings Co.
	LLC
	MBIA Insurance	5.00%	Deutsche Bank AG	12/20/12	CCC	USD	245	(7,868)
	Corp.
	MBIA Insurance	5.00%	Deutsche Bank AG	12/20/12	CCC	USD	615	(39,259)
	Corp.
	MBIA Insurance	5.00%	Deutsche Bank AG	12/20/12	CCC	USD	430	12,901
	Corp.
	MBIA Insurance	5.00%	Deutsche Bank AG	12/20/12	CCC	USD	215	6,107
	Corp.
	MBIA Insurance	5.00%	Deutsche Bank AG	12/20/12	CCC	USD	1,500	2,995
	Corp.
	Realogy Corp.	5.00%	Credit Suisse International	3/20/15	C	USD	475	62,459
	Realogy Corp.	5.00%	JPMorgan Chase Bank NA	3/20/15	C	USD	700	36,029
	Realogy Corp.	5.00%	JPMorgan Chase Bank NA	3/20/15	C	USD	475	58,524
	Realogy Corp.	5.00%	JPMorgan Chase Bank NA	3/20/15	C	USD	900	98,159
	Levi Strauss & Co.	5.00%	Goldman Sachs International	6/20/15	B+	USD	1,050	91,989
	Levi Strauss & Co.	5.00%	Goldman Sachs International	9/20/15	B+	USD	2,200	187,271
	Realogy Corp.	5.00%	JPMorgan Chase Bank NA	9/20/15	C	USD	500	61,210
	Assured Guaranty	5.00%	Deutsche Bank AG	12/20/15	A+	USD	245	(11,812)
	Ltd.
	M.D.C. Holdings, Inc.	1.00%	Deutsche Bank AG	12/20/15	BBB-	USD	1,260	20,665

BLACKROCK BOND FUND, INC. DECEMBER 31, 2010 11

BlackRock High Income Fund

Schedule of Investments(continued) BlackRock High Income Fund

	Receive			Issuer	Notional		Unrealized
	Fixed		Expiration	Credit	Amount		Appreciation
Issuer	Rate	Counterparty	Date	Rating[1]	(000)[2]		(Depreciation)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	12/20/15	BB-	USD	1,100	$ 23,380
M.D.C. Holdings, Inc.	1.00%	JPMorgan Chase Bank NA	12/20/15	BBB-	USD	1,260	15,236
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	12/20/15	C	USD	1,650	65,303
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	12/20/15	CC	USD	1,125	(2,358)
Total						$ 706,423
1	Using Standard and Poor’s rating.
2	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Reverse repurchase agreements outstanding as of December 31, 2010 were as follows:
		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
	Barclays	(3.00%)	12/14/10	01/07/11	$ 3,198,360	$ 3,203,700
	Capital
	Deutsche	0.60%	12/14/10	01/07/11	16,262,385	16,256,966
	Bank
	Securities Inc.
	Deutsche	0.45%	12/14/10	01/07/11	1,460,347	1,460,000
	Bank
	Securities Inc.
	Deutsche	0.60%	12/17/10	01/07/11	9,725,692	9,722,850
	Bank
	Securities Inc.
	Deutsche	0.60%	12/21/10	01/07/11	14,476,386	14,473,250
	Bank
	Securities Inc.
	Deutsche	0.75%	12/22/10	01/07/11	2,862,716	2,862,000
	Bank
	Securities Inc.
	Deutsche	0.60%	12/30/10	01/07/11	2,606,674	2,606,500
	Bank
	Securities Inc.
	Total				$ 50,592,560	$ 50,585,266

12 BLACKROCK BOND FUND, INC. DECEMBER 31, 2010

BlackRock High Income Fund

Schedule of Investments(continued)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$ 24,985,988	$ 2,262,847	$ 1,750,680	$ 28,999,515
Corporate Bonds	–	837,952,226	9,379,162	847,331,388
Floating Rate Loan Interests	–	62,929,842	51,016,156	113,945,998
Other Interests	63,961	22,219,140	9,962,519	32,245,620
Preferred Securities	20,198,684	7,974,438	–	28,173,122
Warrants	2,348	–	35	2,383
Short-Term Securities	5,102,332	–	–	5,102,332
Liabilities:
Unfunded Loan
Commitments	--	–	(60,909)	(60,909)
Total	$ 50,353,313	$ 933,338,493	$ 72,047,643	$ 1,055,739,449

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange
contracts	–	$ 2,147,127	–	$ 2,147,127
Credit contracts	–	856,208	–	856,208
Liabilities:
Equity contracts	$ (338,806)	–	–	(338,806)
Foreign currency exchange
contracts	–	(62,502)	–	(62,502)
Credit contracts	–	(810,584)	–	(810,584)
Total	$ (338,806)	$ 2,130,249	–	$ 1,791,443
1 Derivative financial instruments are financial futures contracts, swaps and foreign currency exchange contracts. Financial futures contracts, swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK BOND FUND, INC. DECEMBER 31, 2010 13

BlackRock High Income Fund

Schedule of Investments(concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

		Investments in Securities
	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests	Interests	Warrants
Balance, as of
September 30, 2010	$ 1,750,680	$ 11,297,439	$ 32,635,259	$ 27,943,767	$ 19
Accrued discounts/premiums.	–	2,353	125,008	–	–
Net realized gain (loss)	–	–	93,442	2,287,161	–
Net change in unrealized	–	–	–	–	–
appreciation (depreciation)[2]	–	(3,343,125)	549,813	4,924,567	–
Purchases	–	–	254,121	644,000	–
Sales	–	(191,205)	(7,759,216)	(3,553,875)	–
Transfers in3	–	1,613,700	25,966,747	–	16
Transfers out[3]	–	–	(849,018)	(22,283,101)	–
Balance, as of December 31,
2010	$ 1,750,680	$ 9,379,162	$ 51,016,156	$ 9,962,519	$ 35

	Unfunded Loan
	Commitments	Total
Balance, as of
September 30, 2010	$ (167,499)	$ 73,459,665
Accrued discounts/premiums	–	127,361
Net realized gain (loss)	–	2,380,603
Net change in unrealized
appreciation (depreciation)[2]	106,590	2,237,845
Purchases	–	898,121
Sales	–	(11,504,296)
Transfers in3	–	27,580,463
Transfers out[3]	–	(23,132,119)
Balance, as of December 31,
2010	$ (60,909)	$ 72,047,643

2 The change in unrealized appreciation/depreciation on securities still held at December 31, 2010 was $(1,346,535)
3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change the transfer.

14 BLACKROCK BOND FUND, INC. DECEMBER 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: February 25, 2011